Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current income tax provision:
Current Federal					$ 470	$ 0
Current State					398	0
Total current income tax provision					868	0
Deferred income tax provision:
Deferred Federal					(3,042)	(1,069)
Deferred State					(466)	(518)
Total deferred income tax provision (benefit)			$ 5,932	$ (4,595)	(3,508)	(1,587)
Total provision (benefit) for income taxes	$ 9,414	$ (4,595)	$ 9,066	$ (4,595)	$ (2,640)	$ (1,587)